Segment and Revenue Information (Details) - Schedule of Operating Segments Based On the Internal Reports - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Schedule of Operating Segments Based On the Internal Reports [Line Items]
Hyperimmune products revenue	$ 2,355,580	$ 583,646
Cost of sales of goods	(775,232)	(155,726)
Gross profit	1,580,348	427,920
Other income	2,485,353	1,609,106
Other gains/(losses) – net	(750,560)	(130,937)
General and administrative expenses/adjustments	(1,949,230)	(1,859,881)
Research and development expenses	(2,653,086)	(1,521,635)
Selling and marketing expenses	(732,853)	(460,791)
Operating profit/(loss)	(2,020,028)	(1,936,218)
Finance income	153,508	54,072
Finance costs	(4,007)	(4,501)
Share of loss from equity accounted associate	(202,655)	(91,736)
Profit/(loss) for the period	(2,073,182)	(1,978,383)
Assets
Total assets	19,882,716	23,100,805	$ 21,988,182
Liabilities
Total liabilities	2,356,201	1,836,525	$ 2,371,346
Hyperimmune products [Member]
Schedule of Operating Segments Based On the Internal Reports [Line Items]
Hyperimmune products revenue	2,355,580	583,646
Cost of sales of goods	(775,232)	(155,726)
Gross profit	1,580,348	427,920
Other income	6,987	7,410
General and administrative expenses/adjustments	233	9,584
Selling and marketing expenses	(732,853)	(460,791)
Operating profit/(loss)	854,715	(15,877)
Profit/(loss) for the period	854,715	(15,877)
Assets
Total assets	2,715,183	1,439,061
Liabilities
Total liabilities	1,170,374	145,027
Research and development [Member]
Schedule of Operating Segments Based On the Internal Reports [Line Items]
Other income	2,478,366	1,601,696
Research and development expenses	(2,653,086)	(1,521,635)
Operating profit/(loss)	(174,720)	80,061
Profit/(loss) for the period	(174,720)	80,061
Assets
Total assets	445,996	134,663
Liabilities
Total liabilities	220,791	23,723
Other [Member]
Schedule of Operating Segments Based On the Internal Reports [Line Items]
Other gains/(losses) – net	(750,560)	(130,937)
General and administrative expenses/adjustments	(1,949,463)	(1,869,465)
Operating profit/(loss)	(2,700,023)	(2,000,402)
Finance income	153,508	54,072
Finance costs	(4,007)	(4,501)
Share of loss from equity accounted associate	(202,655)	(91,736)
Profit/(loss) for the period	(2,753,177)	(2,042,567)
Assets
Total assets	16,721,537	21,527,081
Liabilities
Total liabilities	965,036	1,667,775
Segment Assets [Member]
Assets
Total assets	19,882,716	23,100,805
Segment Liabilities [Member]
Liabilities
Total liabilities	$ 2,356,201	$ 1,836,525